FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Classification by category of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amortized cost
The accounting balances of financial assets and liabilities
Financial assets, at fair value	R$ 26,102,060	R$ 28,622,140
Financial liabilities, at fair value	53,687,417	54,090,209
Loans, financing and debentures
The accounting balances of financial assets and liabilities
Financial assets, at fair value	10,924,899	14,276,816
Financial liabilities, at fair value	47,002,033	47,899,641
Reimbursement obligations
The accounting balances of financial assets and liabilities
Financial assets, at fair value	5,588,131	5,464,005
Financial liabilities, at fair value	1,640,767	1,796,753
Suppliers
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	3,920,607	3,113,612
Leases
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	1,053,194	1,207,189
Concessions payable UBP
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	70,816	73,014
Derivative Instruments (Hedge)
The accounting balances of financial assets and liabilities
Financial liabilities, at fair value	10,014	5,683
Measured at fair value through profit/loss
The accounting balances of financial assets and liabilities
Financial assets, at fair value	16,658,334	12,558,094
Financial liabilities, at fair value	10,014	5,683
Financial assets - Generation
The accounting balances of financial assets and liabilities
Financial assets, at fair value	2,096,717	2,077,912
Itaipu Financial asset
The accounting balances of financial assets and liabilities
Financial assets, at fair value	455,820	1,202,493
Customers
The accounting balances of financial assets and liabilities
Financial assets, at fair value	7,033,556	5,566,684
Marketable securities | Amortized cost
The accounting balances of financial assets and liabilities
Financial assets, at fair value	2,937	34,230
Marketable securities | Measured at fair value through profit/loss
The accounting balances of financial assets and liabilities
Financial assets, at fair value	13,990,357	10,708,536
Decommissioning Fund
The accounting balances of financial assets and liabilities
Financial assets, at fair value	1,753,827	1,222,393
Cash and cash equivalents
The accounting balances of financial assets and liabilities
Financial assets, at fair value	286,607	335,307
Derivative financial instruments
The accounting balances of financial assets and liabilities
Financial assets, at fair value	627,543	291,858
Investments (Equity Holdings)
The accounting balances of financial assets and liabilities
Financial assets, at fair value	2,093,279	2,056,990
Fair value through other comprehensive income
The accounting balances of financial assets and liabilities
Financial assets, at fair value	R$ 2,093,279	R$ 2,056,990